COMMITMENTS AND CONTINGENCIES (Details)		1 Months Ended	4 Months Ended	9 Months Ended	12 Months Ended
	Jan. 07, 2026 USD ($) $ / shares shares	Sep. 30, 2025 USD ($)	Dec. 31, 2025 item shares	Sep. 30, 2026 USD ($) item	Dec. 31, 2025 shares	Aug. 27, 2026 $ / shares	Jan. 05, 2026 $ / shares shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of demands | item			3	3
Deferred fee	$ 6,876,000
Warrants issued | shares
Gross proceeds from issuance of warrants				$ 4,075,000
Warrant term				5 years
Subsequent events
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Deferred fee	$ 6,876,000
Class A
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Offering price per unit | $ / shares						$ 0.0001
Over allotment
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Over allotment period	45 days
Maximum number of additional units offered for purchase | shares	2,250,000
Number of additional units exercised or purchased | shares	2,250,000
Number of units considered sold | shares							60,000
Offering price per unit | $ / shares							$ 10
Underwriting discount paid	$ 2,292,000
Cash underwriting discount not charged	$ 8,000
Deferred fee per unit | $ / shares	$ 0.4
Deferred fee	$ 6,876,000
Deferred fee not charged	$ 24,000
Over allotment | Subsequent events
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Over allotment period	45 days
Maximum number of additional units offered for purchase | shares	2,250,000
Number of additional units exercised or purchased | shares	2,250,000
Number of units considered sold | shares							60,000
Offering price per unit | $ / shares							$ 10
Underwriting discount paid	$ 2,292,000
Cash underwriting discount not charged	$ 8,000
Deferred fee per unit | $ / shares	$ 0.4
Deferred fee	$ 6,876,000
Deferred fee not charged	$ 24,000
Over allotment | Class A
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares issued per warrant | shares	1
Exercise price per warrant | $ / shares	$ 11.5
Over allotment | Class A | Subsequent events
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares issued per warrant | shares	1
Exercise price per warrant | $ / shares	$ 11.5
Over allotment | Private placement warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Warrants issued | shares	1,150,000
Issue price per warrant | $ / shares	$ 0.5
Gross proceeds from issuance of warrants	$ 575,000
Threshold days to exercise warrants	30 days
Lock up period	180 days
Term of demand registration rights	5 years
Term of piggy-back registration rights	7 years
Over allotment | Private placement warrants | Subsequent events
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Warrants issued | shares	1,150,000
Issue price per warrant | $ / shares	$ 0.5
Gross proceeds from issuance of warrants	$ 575,000
Threshold days to exercise warrants	30 days
Lock up period	180 days
Term of demand registration rights	5 years
Term of piggy-back registration rights	7 years
Over allotment | Private placement warrants | Maximum
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Warrant term	5 years
Over allotment | Private placement warrants | Maximum | Subsequent events
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Warrant term	5 years